Schedule of investments
Optimum International Fund
December 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 98.38%Δ
Australia − 5.94%
Allkem †	51,597	$ 394,859
ANZ Group Holdings	162,809	2,622,676
Base Resources	470,327	72,050
BHP Group	72,746	2,260,013
BlueScope Steel	312,155	3,579,017
Cochlear	14,307	1,988,317
Computershare	71,136	1,268,943
CSR	23,001	73,760
EBOS Group	47	1,310
Enero Group	23,974	46,030
Glencore	11,653	77,822
Iluka Resources	40,247	261,143
Incitec Pivot	415,878	1,064,646
Mineral Resources	10,054	528,455
New Hope	130,039	563,096
Nufarm	262,892	1,097,209
OceanaGold †	73,800	140,623
Orora	42,589	83,800
Pilbara Minerals †	576,919	1,472,982
Rio Tinto	100,102	7,016,642
South32	1,399,495	3,811,385
Sunland Group	15,703	18,870
Wagners Holding †	20,675	11,120
Whitehaven Coal	801,785	5,142,334
		33,597,102
Austria − 0.54%
ANDRITZ	12,717	728,972
AT&S Austria Technologie & Systemtechnik	505	17,271
OMV	42,326	2,179,308
Raiffeisen Bank International †	5,440	89,387
Zumtobel Group	4,204	30,646
		3,045,584
Belgium − 0.17%
Ascencio	175	9,835
Solvay SA	9,531	963,724
		973,559
Brazil − 2.58%
Gerdau ADR	585,632	3,244,401
MercadoLibre †	12,140	10,273,354
Mills Estruturas e Servicos de Engenharia SA	20,600	44,596
Unipar Carbocloro	4,074	63,243
Yara International	21,615	950,047
		14,575,641
Canada − 3.90%
AbCellera Biologics †	119,399	1,209,512
Advantage Energy †	41,200	288,157
	Number of shares	Value (US $)
Common StocksΔ (continued)
Canada (continued)
Air Canada †	15,400	$ 220,536
Atco Class I	22,233	695,890
Bird Construction	33,900	203,300
Calfrac Well Services †	8,609	38,785
Canfor †	12,800	201,453
Celestica †	54,897	618,706
CES Energy Solutions	22,773	46,421
Constellation Software	2,614	4,081,161
Crescent Point Energy	38,400	273,962
Crew Energy †	70,025	291,167
DRI Healthcare Trust	5,500	32,049
Enerplus	23,600	416,573
Fairfax Financial Holdings	300	177,711
Finning International	46,000	1,143,545
Growth International	1,000	32,016
Hammond Power Solutions	1,900	28,233
iA Financial	8,700	509,342
Linamar	1,900	86,019
Major Drilling Group International †	5,600	43,510
Manulife Financial	4,800	85,613
Martinrea International	25,979	216,044
Methanex	39,200	1,484,041
Mullen Group	7,400	79,520
Neo Performance Materials	5,777	40,959
NuVista Energy †	59,543	548,816
Pason Systems	4,100	48,267
Pet Valu Holdings	9,526	275,297
PHX Energy Services	10,600	60,829
Pizza Pizza Royalty	15,000	151,108
Power	80,300	1,888,888
Ritchie Bros Auctioneers	33,873	1,958,876
Shawcor †	2,809	28,505
Shopify Class A †	62,269	2,161,357
Stella-Jones	11,100	397,764
Supremex	1,400	5,997
TMX Group	14,528	1,454,088
Torex Gold Resources †	4,200	48,235
Total Energy Services	7,700	48,964
Uni-Select †	4,000	126,558
Wajax	1,700	24,772
Western Forest Products	65,984	56,530
Winpak	7,108	220,799
		22,049,875
China − 0.32%
China Coal Energy Class H	172,000	139,928
China Pacific Insurance Group Class H	189,200	421,282
NQ-OPTIE [12/22] 2/23 (2747703)    1

Schedule of investments
Optimum International Fund   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
China (continued)
Chongqing Rural Commercial Bank Class H	75,000	$ 25,655
Natural Food International Holding †	344,000	20,934
PICC Property & Casualty Class H	1,234,000	1,171,482
		1,779,281
China/Hong Kong − 11.85%
37 Interactive Entertainment Network Technology Group Class A	1,106,600	2,881,232
AIA Group	1,054,200	11,723,163
Alibaba Group Holding †	246,600	2,724,923
Asia Cement China Holdings	215,398	101,553
Build King Holdings	73,424	7,902
China BlueChemical Class H	500,000	118,507
China Construction Bank Class H	9,884,000	6,192,181
China Design Group Class A	21,600	23,552
China Display Optoelectronics Technology Holdings †	311,330	20,741
Chinese Universe Publishing and Media Group Class A	575,900	792,808
Consun Pharmaceutical Group	44,000	22,830
Dah Sing Financial Holdings	30,000	69,490
Daqin Railway Class A	1,438,100	1,381,893
Dare Power Dekor Home Class A	90,000	110,304
Fufeng Group	160,000	97,368
Futu Holdings ADR †	24,117	980,356
G-bits Network Technology Xiamen Class A	26,800	1,206,052
Guangdong Zhongnan Iron & Steel Class A	232,100	95,154
Hong Kong Exchanges & Clearing	99,900	4,315,738
Huayu Automotive Systems Class A	432,400	1,077,937
Industrial & Commercial Bank of China Class H	6,401,000	3,296,674
Inner Mongolia Yitai Coal Class H	15,000	19,333
Jiutian Chemical Group	1,258,400	76,102
Johnson Electric Holdings	38,000	47,856
Lansen Pharmaceutical Holdings †	24,176	4,708
Lenovo Group	378,000	310,422
Meituan Class B †	179,800	4,024,247
Orient Overseas International	106,491	1,923,686
Pacific Basin Shipping	164,930	55,783
PAX Global Technology	104,968	90,774
PetroChina Class H	1,724,000	788,511
	Number of shares	Value (US $)
Common StocksΔ (continued)
China/Hong Kong (continued)
Ping An Insurance Group Co. of China Class H	1,117,500	$ 7,394,689
Prosus	39,051	2,694,148
Sinopec Engineering Group Class H	34,001	14,941
Suzhou Gold Mantis Construction Decoration Class A †	838,900	585,276
Ten Pao Group Holdings	30,123	5,287
Tencent Holdings	111,900	4,788,270
Tencent Music Entertainment Group ADR †	420,401	3,480,920
Texhong Textile Group	52,524	42,057
Tian Di Science & Technology Class A	1,574,000	1,177,381
United Laboratories International Holdings	222,000	139,364
Wuxi Biologics Cayman †	163,500	1,253,672
Yue Yuen Industrial Holdings	21,000	29,487
Zhejiang Semir Garment Class A	1,163,378	876,922
		67,064,194
Denmark − 5.25%
Ambu Class B †	101,602	1,301,690
AP Moller - Maersk Class B	1,953	4,391,354
Chr Hansen Holding	46,637	3,354,711
DSV	31,647	4,995,240
Genmab †	9,656	4,087,968
Novo Nordisk Class B	53,036	7,161,250
Novozymes Class B	80,664	4,086,149
Pandora	4,192	294,541
		29,672,903
Egypt − 0.00%
ElSewedy Electric †	13,000	6,302
		6,302
Finland − 0.81%
Kone Class B	86,014	4,447,159
Orion Class A	1,418	77,565
QT Group †	2	95
Vaisala Class A	805	33,994
		4,558,813
France − 5.96%
ABC arbitrage	4,110	28,377
Alten	1,283	160,412
Aubay	452	23,587
Danone	91,560	4,825,052
Dassault Aviation	4,595	778,141
Dassault Systemes	132,084	4,735,835
Edenred	105,360	5,738,379
Engie SA	14,527	208,189

2    NQ-OPTIE [12/22] 2/23 (2747703)

(Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
France (continued)
Hermes International	1,975	$ 3,054,931
Imerys SA	1,594	62,007
Ipsen	7,085	762,206
IPSOS	19,649	1,230,447
Kering	5,960	3,033,634
La Francaise des Jeux SAEM	5,416	217,872
Nexans	21,206	1,917,012
Rexel	46,259	913,111
Sartorius Stedim Biotech	13,926	4,509,394
Technip Energies	6,718	105,496
Thales	11,153	1,424,290
		33,728,372
Germany − 7.64%
Atoss Software	919	136,937
Bayer	41,344	2,138,704
BioNTech ADR	22,888	3,438,235
Carl Zeiss Meditec	12,154	1,533,908
Deutsche Bank	65,048	737,249
Deutsche Boerse	56,819	9,816,655
Deutsche Lufthansa †	271,507	2,256,778
Merck	25,990	5,032,818
Rational	7,608	4,519,911
SAP	68,903	7,109,458
Scout24	110,455	5,548,842
Wacker Chemie	7,450	952,197
Westwing Group †	2	21
		43,221,713
Greece − 0.06%
National Bank of Greece †	69,547	278,951
Thrace Plastics Holding and Co.	12,866	54,539
		333,490
Hong Kong − 0.00%
Perennial Energy Holdings	226,875	20,637
		20,637
Hungary − 0.38%
MOL Hungarian Oil & Gas	157,107	1,095,966
OTP Bank	38,678	1,048,357
		2,144,323
India − 3.20%
AurionPro Solutions	13,221	54,886
CESC	280,118	258,685
Coal India	60,078	163,430
Deccan Cements	4,624	27,681
Dhampur Bio Organics †	47,510	116,291
Dwarikesh Sugar Industries	162,577	206,636
EID Parry India	25,171	172,984
GAIL India	1,396,443	1,621,278
	Number of shares	Value (US $)
Common StocksΔ (continued)
India (continued)
Gujarat Industries Power	34,719	$ 34,602
Housing Development Finance	260,076	8,291,750
ICICI Lombard General Insurance	187,673	2,805,681
ITC	884,311	3,543,978
ITD Cementation India	71,924	103,543
Kirloskar Industries	1,576	36,727
Mazagon Dock Shipbuilders	38,315	367,334
Ram Ratna Wires	14,990	30,205
Rupa & Co.	325	1,105
Savita Oil Technologies	24,350	88,564
Techno Electric & Engineering	5,276	21,042
Triveni Turbine	22,086	69,478
VST Industries	973	38,901
Wonderla Holidays †	13,722	56,684
Yasho Industries	10	192
		18,111,657
Indonesia − 1.17%
ABM Investama	525,200	110,657
Adaro Energy Indonesia	9,630,698	2,381,769
Akasha Wira International †	37,900	17,468
Bank OCBC Nisp	430,693	20,611
Blue Bird	479,300	43,412
Bukit Asam	2,408,900	570,987
Bumitama Agri	133,900	58,983
Golden Agri-Resources	174,300	32,533
Indo Tambangraya Megah	77,319	193,825
Indo-Rama Synthetics	40,800	14,808
Jaya Konstruksi Manggala Pratama †	13,589,400	103,879
Media Nusantara Citra †	3,028,300	143,950
Panin Financial	10,077,600	231,751
Perusahaan Gas Negara	11,015,920	1,245,417
Samudera Indonesia	8,496	1,053
United Tractors	851,800	1,426,734
		6,597,837
Iraq − 0.00%
Gulf Keystone Petroleum	9,433	22,922
		22,922
Ireland − 3.20%
CRH	116,382	4,610,747
CRH (London Stock Exchange)	43,984	1,754,225
Kingspan Group	90,562	4,903,331
Ryanair Holdings ADR †	91,626	6,849,960
		18,118,263
Israel − 1.53%
Bank Leumi Le-Israel	435,007	3,627,224
Check Point Software Technologies †	35,989	4,540,372

NQ-OPTIE [12/22] 2/23 (2747703)    3

Schedule of investments
Optimum International Fund   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
Israel (continued)
FIBI Holdings	4,934	$ 205,777
Isracard	1,860	5,408
Israel	731	257,870
Ituran Location and Control	1,671	35,308
		8,671,959
Italy − 1.05%
Banca IFIS	17,439	248,466
FinecoBank Banca Fineco	308,385	5,123,318
Prysmian	8,598	319,001
Recordati Industria Chimica e Farmaceutica	5,628	233,449
		5,924,234
Japan − 11.34%
A&A Material	1,800	12,097
A&D HOLON Holdings	4,800	37,196
Achilles	3,900	36,908
ADEKA	5,100	84,093
Advanced Media †	6,500	59,978
AGS	3,000	15,773
Aidma Holdings †	2,800	85,553
Akatsuki	2,700	45,507
Alfresa Holdings	11,500	146,861
Alps Alpine	63,800	581,900
Alps Logistics	3,100	27,046
Amiyaki Tei	1,200	26,498
Anest Iwata	7,200	47,290
Anritsu	6,600	64,471
Arisawa Manufacturing	11,000	108,877
Asia Pile Holdings	7,200	29,735
ASKUL	3,500	45,577
Avant	2,000	20,756
Base	1,000	26,593
BIPROGY	3,800	96,853
BML	10,600	270,977
Brother Industries	30,200	461,836
BuySell Technologies	600	24,505
Chiba Kogyo Bank	10,300	35,709
CKD	4,500	64,428
COLOPL	5,200	24,883
Computer Engineering & Consulting	5,700	66,364
Cosel	6,400	49,448
CTI Engineering	2,000	48,918
Dai Nippon Toryo	4,200	24,034
Daihatsu Diesel Manufacturing	6,500	25,259
Dai-ichi Life Holdings	72,700	1,658,517
Daiken	4,200	66,981
Daitron	2,300	39,992
Daiwa Industries	4,700	40,360
	Number of shares	Value (US $)
Common StocksΔ (continued)
Japan (continued)
Denso	89,400	$ 4,452,289
Digital Arts	1,000	42,441
Doshisha	6,100	75,437
Eizo	13,400	349,703
Elecom	27,700	284,936
Elematec	9,800	115,443
en Japan	24,100	445,127
Enigmo	5,800	28,196
Enplas	5,300	155,882
Fabrica Communications	2,500	75,053
FANUC	29,600	4,473,606
FCC	2,900	29,853
Fudo Tetra	3,700	42,204
Fuji	4,300	63,235
Fujitsu	4,300	577,145
Furyu	5,600	46,468
Fuso Pharmaceutical Industries	600	9,134
Gakujo	2,600	27,399
Giken	1,700	37,578
H.U. Group Holdings	7,600	166,836
Hamakyorex	1,400	33,549
Heiwa	4,600	87,100
Hisamitsu Pharmaceutical	1,700	50,842
Hito Communications Holdings	2,900	33,565
Horiba	5,100	222,668
Hosokawa Micron	1,900	38,843
Ichiken	3,100	42,163
Ichikoh Industries	9,200	25,447
Ichiyoshi Securities	2,800	13,142
ID Holdings	3,000	21,464
Ines	3,900	40,623
I-Net	2,300	22,748
Infocom	7,000	114,835
Insource	17,000	201,425
I-PEX	9,200	83,490
IR Japan Holdings	14,400	198,269
ISB	3,100	26,621
Ishihara Sangyo Kaisha	10,800	87,476
Itfor	8,900	56,761
IwaiCosmo Holdings	3,800	37,583
Izumi	2,100	47,812
JAC Recruitment	8,500	157,319
Japan Exchange Group	214,500	3,101,293
Japan Lifeline	5,900	41,180
Japan Post Insurance	73,900	1,306,933
Japan System Techniques	9,800	127,316
JCU	2,200	51,631
Jeol	16,900	462,290
JP-Holdings	14,500	32,924
Kanamoto	9,800	168,984

4    NQ-OPTIE [12/22] 2/23 (2747703)

(Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
Japan (continued)
Kanematsu Electronics	5,700	$ 193,272
Kenko Mayonnaise	3,000	31,385
Keyence	8,200	3,212,771
Kokuyo	7,400	104,764
Konoike Transport	5,800	71,064
Kyokuto Securities	8,400	36,803
Lifedrink	2,400	47,967
Marvelous	9,000	46,906
Meidensha	2,800	39,918
Meiko Network Japan	11,000	52,217
Meisei Industrial	4,800	28,674
Meitec	2,700	49,293
Melco Holdings	3,200	74,002
MIMAKI ENGINEERING	3,900	17,800
Mimasu Semiconductor Industry	1,800	32,108
Miroku Jyoho Service	14,900	163,827
Mitsuba	8,000	28,772
Mitsubishi Electric	117,900	1,179,988
Mitsubishi Research Institute	6,400	237,976
Mixi	19,200	360,768
Mizuho Medy	1,600	45,718
MonotaRO	248,800	3,520,433
MORESCO	2,700	24,029
Morito	4,900	27,591
MS&AD Insurance Group Holdings	22,000	708,077
Naigai Trans Line	1,600	25,724
Nidec	51,000	2,657,643
Nihon Kohden	3,000	73,263
Nihon M&A Center Holdings	4,800	59,579
Nihon Parkerizing	6,200	44,313
Nintendo	75,500	3,182,460
Nippon Chemical Industrial	3,300	43,852
Nippon Kayaku	4,300	37,351
Nisshinbo Holdings	61,600	457,166
Nisso	5,800	25,500
Nitto Kohki	2,100	23,906
Nitto Seiko	6,700	25,168
NS Solutions	2,000	48,766
OBIC Business Consultants	600	19,636
Ohara	2,800	22,594
Okabe	5,100	27,008
Okamura	2,700	29,275
Okinawa Cellular Telephone	1,300	28,785
OptorunCo. Ltd.	2,500	42,708
Oracle	1,000	64,919
Osaka Organic Chemical Industry	2,500	36,365
Osaki Electric	19,600	78,406
Otsuka Holdings	5,900	193,535
PC Depot	16,500	34,197
	Number of shares	Value (US $)
Common StocksΔ (continued)
Japan (continued)
Prestige International	6,900	$ 38,170
Pronexus	2,600	19,019
QB Net Holdings	2,500	25,602
Recruit Holdings	23,400	744,756
Riken	1,500	25,659
Riso Kagaku	1,600	25,468
Round One	125,000	457,178
Sakai Chemical Industry	2,200	29,872
Sangetsu	11,200	183,310
Sankyu	1,500	55,204
Sanshin Electronics	1,600	29,235
Sanyo Shokai †	3,600	38,293
SCREEN Holdings	3,800	244,956
Seiko Epson	900	13,208
Sekisui Kasei	7,100	20,991
Seria	1,600	34,977
Shibaura Machine	4,500	89,835
Shibaura Mechatronics	1,800	137,016
Shibusawa Warehouse	1,600	25,346
Shibuya	1,400	24,525
Shimano	22,300	3,554,678
Shindengen Electric Manufacturing	1,400	31,949
Shinnihon	4,000	22,706
Shiseido	101,800	5,019,413
Shofu	1,500	26,048
SIGMAXYZ Holdings	1,400	13,793
SMC	8,700	3,684,441
SMK	1,300	22,892
SMS	4,400	112,481
Soda Nikka	4,600	25,061
Sodick	12,100	65,368
Soliton Systems KK	16,300	131,652
Sony Group	71,500	5,467,102
Space	2,900	19,379
SRA Holdings	3,400	78,497
Star Micronics	10,200	125,829
Step	1,800	24,660
Sumitomo Mitsui Construction	17,700	56,240
Sumitomo Seika Chemicals	1,100	34,155
Sun-Wa Technos	2,700	32,855
Suzuken	8,800	239,378
Syuppin	2,700	25,531
Takaoka Toko	1,800	24,537
Takara Standard	8,200	86,411
Take And Give Needs †	5,400	59,003
Teikoku Electric Manufacturing	1,500	26,253
T-Gaia	30,550	379,431
TOA ROAD	600	26,516
Tochigi Bank	15,400	36,611

NQ-OPTIE [12/22] 2/23 (2747703)    5

Schedule of investments
Optimum International Fund   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
Japan (continued)
Tokuyama	8,700	$ 119,058
Tokyo Seimitsu	3,300	107,368
Tomy	5,300	51,045
Topcon	18,500	215,815
Toyo Engineering †	6,200	26,550
Transcosmos	6,300	156,252
Tri Chemical Laboratories	2,100	31,810
Trusco Nakayama	7,600	117,845
Tsubakimoto Chain	4,600	104,520
TV Asahi Holdings	7,100	72,493
USS	5,800	92,586
UT Group	3,000	51,661
V Technology	1,400	26,861
ValueCommerce	3,000	41,466
Vector	15,100	153,945
VINX	2,800	31,640
Visional †	1,200	79,732
Warabeya Nichiyo Holdings	7,600	106,785
Wowow	2,000	19,369
Yachiyo Industry	5,500	58,629
YAMADA Consulting Group	1,600	14,240
Yamaichi Electronics	4,000	51,996
Yushin Precision Equipment	6,700	34,000
Zenrin	8,800	55,453
ZIGExN	18,200	52,004
		64,142,889
Malaysia − 0.08%
Hap Seng Plantations Holdings	6,900	3,039
Hong Leong Financial Group	60,700	256,304
Lingkaran Trans Kota Holdings	42,600	4,932
Magni-Tech Industries	35,100	14,662
Sarawak Oil Palms	66,900	39,487
Ta Ann Holdings	130,900	112,327
United Plantations	6,700	23,271
		454,022
Mexico − 0.25%
Alpek	385,677	564,072
Ternium ADR	28,157	860,478
		1,424,550
Netherlands − 5.01%
Adyen †	2,679	3,694,790
ASML Holding	10,907	5,882,066
Brunel International	4,916	50,413
EXOR †	41,663	3,046,054
IMCD	48,327	6,888,068
NN Group	1,809	73,895
OCI	23,864	853,721
TKH Group CVA	1,206	47,972
Topicus.com †	52,262	2,743,948
	Number of shares	Value (US $)
Common StocksΔ (continued)
Netherlands (continued)
Van Lanschot Kempen CVA	1,316	$ 30,851
Wolters Kluwer	48,269	5,051,215
		28,362,993
New Zealand − 0.02%
Mainfreight	1,444	61,884
Oceania Healthcare	56,627	27,324
		89,208
Norway − 1.50%
Aker Carbon Capture †	1,586,266	1,871,758
Equinor	139,264	5,000,926
Hunter Group	64,299	15,620
Kongsberg Gruppen	3,616	153,398
Norsk Hydro	187,980	1,406,857
Western Bulk Chartering	8,266	31,050
		8,479,609
Panama − 0.54%
Copa Holdings Class A †	36,992	3,076,625
		3,076,625
Philippines − 0.02%
Ginebra San Miguel	33,690	63,528
LT Group	368,500	60,895
		124,423
Poland − 0.45%
Asseco Poland	1,852	30,688
Bank Handlowy w Warszawie	3,186	54,974
Bank Millennium †	1,256	1,313
Grupa Azoty †	26,566	239,384
PGE Polska Grupa Energetyczna †	94,135	147,906
Powszechny Zaklad Ubezpieczen	255,228	2,063,331
Unimot SA †	285	5,822
		2,543,418
Portugal − 0.01%
Altri	4,744	25,416
Sonae SGPS SA	13,626	13,638
		39,054
Republic of Korea − 2.58%
BNK Financial Group	55,107	283,894
Coupang †	176,385	2,594,623
Crown Confectionery	1,504	10,124
e-Credible	971	12,334
Eugene Technology	7,171	126,461
Hana Financial Group	9,782	325,732
Handsome	3,352	71,951
Hyundai Marine & Fire Insurance	1,102	25,674
JB Financial Group	46,074	287,867
Keyang Electric Machinery	9,000	22,663

6    NQ-OPTIE [12/22] 2/23 (2747703)

(Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
Republic of Korea (continued)
KT †	144,489	$ 3,867,290
Sambo Corrugated Board †	3,798	30,826
Samsung Electronics	155,928	6,844,186
Sangsangin	14,436	70,192
SeAH Holdings	284	24,309
SGC e Tec E&C	691	15,622
		14,613,748
Russia − 0.00%
Magnit =	32,259	0
Magnit PJSC GDR =	1	0
MMC Norilsk Nickel PJSC =	10,095	0
MMC Norilsk Nickel PJSC ADR =	4	0
		0
Singapore − 0.47%
Genting Singapore	697,500	497,322
Geo Energy Resources	121,400	29,457
Riverstone Holdings	143,000	65,660
Samudera Shipping Line	237,400	148,885
STMicroelectronics	54,199	1,927,858
		2,669,182
South Africa − 1.56%
African Rainbow Minerals	1,375	23,306
Anglo American	107,826	4,218,980
Astral Foods	7,920	75,861
Discovery †	540,251	3,922,016
Exxaro Resources	10,769	137,730
Omnia Holdings	7,530	27,725
Sappi †	35,149	101,861
Thungela Resources	18,870	311,396
		8,818,875
Spain − 1.66%
Amadeus IT Group †	85,720	4,454,898
Banco Bilbao Vizcaya Argentaria	97,389	587,345
Cia de Distribucion Integral Logista Holdings	5,763	145,588
Corp ACCIONA Energias Renovables	13,262	513,055
Industria de Diseno Textil	136,425	3,628,998
Laboratorios Farmaceuticos Rovi	2,077	80,173
		9,410,057
Sweden − 2.33%
Atlas Copco Class B	635,455	6,765,699
Careium †	276	238
Doro †	416	592
Epiroc Class B	314,633	5,055,005
Instalco	115	437
MIPS	32,980	1,358,726
	Number of shares	Value (US $)
Common StocksΔ (continued)
Sweden (continued)
Paradox Interactive	4	$ 81
		13,180,778
Switzerland − 4.70%
Cie Financiere Richemont Class A	50,231	6,513,488
Kuehne + Nagel International	10,450	2,432,099
Nestle	64,418	7,464,170
Novartis	599	54,151
Roche Holding	24,839	7,803,741
Swatch Group	1,966	559,193
Wizz Air Holdings †	47,761	1,099,671
Zehnder Group	11,237	678,121
		26,604,634
Taiwan − 3.03%
Aaeon Technology	8,000	22,671
Asustek Computer	161,000	1,406,468
C Sun Manufacturing	28,987	40,554
ChipMOS Technologies	1,229,000	1,339,542
Emerging Display Technologies	104,000	68,689
Evergreen Marine Taiwan	361,600	1,917,678
Everlight Electronics	59,000	70,929
Formosan Rubber Group	56,000	39,629
Group Up Industrial	17,000	54,315
Pou Chen	327,000	363,860
Realtek Semiconductor	123,000	1,124,530
Sea ADR †	24,571	1,278,429
Taiwan Semiconductor Manufacturing	637,000	9,295,261
Topkey	17,000	101,219
Unitech Computer	31,000	30,611
		17,154,385
Thailand − 1.23%
Advanced Information Technology NVDR	276,200	54,227
Bangkok Bank NVDR	412,100	1,760,959
Banpu NVDR	3,413,500	1,350,222
Bumrungrad Hospital NVDR	30,600	187,302
Haad Thip NVDR	28,200	22,798
Krung Thai Bank NVDR	1,660,030	848,348
MK Restaurants Group	37,000	62,762
PTT Exploration & Production NVDR	395,800	2,016,997
Sabina NVDR	115,400	77,633
Sansiri NVDR	7,860,300	399,426
Somboon Advance Technology NVDR	71,300	43,231
Susco NVDR	424,000	49,213
TPI Polene NVDR	818,000	42,984

NQ-OPTIE [12/22] 2/23 (2747703)    7

Schedule of investments
Optimum International Fund   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
Thailand (continued)
Univanich Palm Oil NVDR	88,500	$ 19,803
		6,935,905
Turkey − 0.09%
Dogus Otomotiv Servis ve Ticaret	35,138	368,247
Yapi ve Kredi Bankasi	191,094	120,671
		488,918
Ukraine − 0.24%
Ferrexpo	709,394	1,348,182
		1,348,182
United Arab Emirates − 0.98%
Air Arabia	714,303	418,165
Dubai Islamic Bank PJSC	598,741	929,266
Emaar Properties PJSC	2,080,589	3,319,787
Emirates NBD Bank PJSC	111,780	395,671
Multiply Group PJSC †	397,131	501,739
		5,564,628
United Kingdom − 2.93%
AG Barr	8,562	55,171
AJ Bell	5,283	22,878
Bloomsbury Publishing	7,978	43,354
Coca-Cola Europacific Partners	61,362	3,394,546
DS Smith	35,422	137,677
Endava ADR †	3,127	239,216
Experian	141,220	4,802,576
Frasers Group †	15,284	131,191
Gem Diamonds	5,047	1,983
Greggs	19	539
Howden Joinery Group	44,362	301,194
Imperial Brands	37,585	941,029
Inchcape	4,504	44,650
Indivior †	48,914	1,095,172
Investec	312,725	1,981,673
Just Eat Takeaway.com †	24,259	509,602
Lloyds Banking Group	436,336	239,542
Man Group	188,536	487,088
ME GROUP INTERNATIONAL	10,392	14,448
NatWest Group	164,654	527,903
Ninety One	13,874	31,181
Oxford Nanopore Technologies †	475,702	1,417,621
Polar Capital Holdings	20,918	120,628
RELX	928	25,669
		16,566,531
United States − 1.81%
Atlassian Class A †	9,339	1,201,742
Ferguson	3,391	430,555
GSK	87,080	1,513,439
GSK	67,818	2,383,124
Jasper Infotech =	225,780	229,519
	Number of shares	Value (US $)
Common StocksΔ (continued)
United States (continued)
Jasper Infotech Series G =	74,730	$ 75,968
JBS	560,100	2,332,800
QIAGEN †	7,109	354,526
Spotify Technology †	21,472	1,695,214
Viemed Healthcare †	6,348	48,149
		10,265,036
Total Common Stocks (cost $644,393,693)		556,576,311

Preferred Stocks – 0.55%
Brazil − 0.55%
Petroleo Brasileiro 39.56% ω	670,300	3,110,441
		3,110,441
Germany − 0.00%
Villeroy & Boch 5.70% ω	733	13,142
		13,142
Total Preferred Stocks (cost $3,553,172)		3,123,583

Short-Term Investments – 0.60%
Money Market Mutual Funds – 0.60%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	847,732	847,732
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.06%)	847,732	847,732
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.23%)	847,732	847,732

8    NQ-OPTIE [12/22] 2/23 (2747703)

(Unaudited)
	Number ofshares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.11%)	847,733	$ 847,733
Total Short-Term Investments (cost $3,390,929)		3,390,929

Total Value of Securities−99.53% (cost $651,337,794)		563,090,823
Receivables and Other Assets Net of Liabilities — 0.47%		2,656,334
Net Assets Applicable to 55,117,017 Shares Outstanding — 100.00%	$565,747,157

Δ	Securities have been classified by country of risk.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
ω	Perpetual security with no stated maturity date.

The following foreign currency exchange contracts were outstanding at December 31, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	CNY	(337,680)	USD	48,415	1/3/23	$—	$(328)
BNYM	TRY	(575,199)	USD	30,715	1/3/23	48	—
Total Foreign Currency Exchange Contracts						$48	$(328)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation(depreciation) is reflected in the Fund’s net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – Bank of New York Mellon
CVA – Certified Dutch Certificate
GDR – Global Depositary Receipt
NVDR – Non-Voting Depositary Receipt
PJSC – Private Joint Stock Company
UT – Unlimited Tax
Summary of currencies:
CNY – China Yuan Renminbi
TRY – Turkish Lira
USD – US Dollar
NQ-OPTIE [12/22] 2/23 (2747703)    9